Risk/Return Detail Data - VIPOverseasPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Overseas Portfolio /Investor Class
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Overseas Portfolio seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40 % of the average value of its portfolio.
Portfolio Turnover, Rate	40.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.87%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(19.87%)
Performance Table Heading	Average Annual Returns
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | VIP Overseas Portfolio - Investor Class
Risk/Return:
Management fee	0.80%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.81%
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002
2015	3.55%
2016	(5.14%)
2017	30.18%
2018	(14.90%)
2019	27.74%
2020	15.49%
2021	19.63%
2022	(24.54%)
2023	20.41%
2024	4.97%
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | Return Before Taxes | VIP Overseas Portfolio - Investor Class
Risk/Return:
Label	Investor Class
Past 1 year	4.97%
Past 5 years	5.67%
Past 10 years	6.24%
VIPOverseasPortfolio-InvestorPRO | VIP Overseas Portfolio | MS001
Risk/Return:
Label	MSCI EAFE Index
Past 1 year	4.07%
Past 5 years	4.95%
Past 10 years	5.41%

[1]	A Adjusted to reflect current fees.